SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Short-Term Bank Borrowings
Short-term borrowings are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Pledged loan	77,118,809	80,836,823	11,757,228
Long-term borrowing due within one year	31,624,560	31,624,560	4,599,602
Total	108,743,369	112,461,383	16,356,830